Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2019 USD ($) security	Dec. 31, 2018 USD ($) security
Number of Securities
Total | security	307	1,292
Less than 12 Months | security	217	349
12 Months or Greater | security	90	943
Fair Value
Total	$ 8,761.3	$ 17,652.2
Less than 12 Months	8,038.3	5,493.2
12 Month or Greater	723.0	12,159.0
Gross Unrealized Losses
Total	57.6	249.6
Less than 12 Months	53.8	47.3
12 Months or Greater	$ 3.8	$ 202.3
U.S. government obligations
Number of Securities
Total | security	23	51
Less than 12 Months | security	19	2
12 Months or Greater | security	4	49
Fair Value
Total	$ 5,152.4	$ 4,438.0
Less than 12 Months	5,057.2	126.6
12 Month or Greater	95.2	4,311.4
Gross Unrealized Losses
Total	43.7	52.1
Less than 12 Months	43.6	0.1
12 Months or Greater	$ 0.1	$ 52.0
State and local government obligations
Number of Securities
Total | security	67	299
Less than 12 Months | security	52	49
12 Months or Greater | security	15	250
Fair Value
Total	$ 314.3	$ 972.4
Less than 12 Months	287.5	192.7
12 Month or Greater	26.8	779.7
Gross Unrealized Losses
Total	2.7	12.8
Less than 12 Months	2.6	0.3
12 Months or Greater	$ 0.1	$ 12.5
Corporate debt securities
Number of Securities
Total | security	16	368
Less than 12 Months | security	12	133
12 Months or Greater | security	4	235
Fair Value
Total	$ 247.6	$ 6,723.3
Less than 12 Months	191.4	2,613.3
12 Month or Greater	56.2	4,110.0
Gross Unrealized Losses
Total	0.5	125.3
Less than 12 Months	0.5	33.4
12 Months or Greater	$ 0.0	$ 91.9
Residential mortgage-backed securities
Number of Securities
Total | security	41	228
Less than 12 Months | security	12	32
12 Months or Greater | security	29	196
Fair Value
Total	$ 292.8	$ 450.2
Less than 12 Months	163.7	248.8
12 Month or Greater	129.1	201.4
Gross Unrealized Losses
Total	2.0	5.1
Less than 12 Months	0.9	0.8
12 Months or Greater	$ 1.1	$ 4.3
Commercial mortgage-backed securities
Number of Securities
Total | security	98	140
Less than 12 Months | security	79	48
12 Months or Greater | security	19	92
Fair Value
Total	$ 1,742.4	$ 2,328.5
Less than 12 Months	1,400.0	741.2
12 Month or Greater	342.4	1,587.3
Gross Unrealized Losses
Total	6.0	39.0
Less than 12 Months	5.3	8.9
12 Months or Greater	$ 0.7	$ 30.1
Other asset-backed securities
Number of Securities
Total | security	61	203
Less than 12 Months | security	43	84
12 Months or Greater | security	18	119
Fair Value
Total	$ 1,000.6	$ 2,691.3
Less than 12 Months	938.5	1,551.7
12 Month or Greater	62.1	1,139.6
Gross Unrealized Losses
Total	1.4	11.8
Less than 12 Months	0.9	3.2
12 Months or Greater	$ 0.5	$ 8.6
Redeemable preferred stocks
Number of Securities
Total | security	1	3
Less than 12 Months | security	0	1
12 Months or Greater | security	1	2
Fair Value
Total	$ 11.2	$ 48.5
Less than 12 Months	0.0	18.9
12 Month or Greater	11.2	29.6
Gross Unrealized Losses
Total	1.3	3.5
Less than 12 Months	0.0	0.6
12 Months or Greater	$ 1.3	$ 2.9